Equity (Narrative) (Details)							12 Months Ended					24 Months Ended
	Nov. 09, 2022 shares	Jul. 15, 2022 USD ($) shares	Nov. 12, 2020 USD ($) shares	Nov. 04, 2020 USD ($) shares	Mar. 11, 2020 shares	Feb. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 31, 2019	Dec. 31, 2020
Disclosure Of Share capital [Line items]
Purchase of treasury shares | $				$ 938,000		$ 3,071,000	$ 36,265,000	$ 11,841,000
Treasury Stock Purchased, Shares						316,445	2,743,722	960,454	101,986
Percentage of number of shares repurchase	10.00%			10.00%		10.00%
Maximum shares can buyback	5,854,285			6,062,000		5,930,000
Number of share options granted in share-based payment arrangement | item							1,096,685
Stock dividend per share | $ / shares						$ 0.004
Dividend distributed during the period shares					242,650
Share Capital [Member].
Disclosure Of Share capital [Line items]
Share capital | $									$ 4,352,000
Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to key management | $										$ 4,668,000
Non Executive Directors [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period							75,636	64,269	60,204
Non Executive Directors [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to Non-Executive Directors | $							$ 1,040,000	$ 861,000	$ 665,000
Former Chief Executive Officer [Member]
Disclosure Of Share capital [Line items]
Number of shares issued during the period		52,058						104,439
Share Premium, Common Shares Issued To Former Chief Executive Officer | $		$ 800,000						$ 800,000
Employee Benefit Trust [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period			499,614
Share capital | $			$ 1,000
Employee Benefit Trust [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share Premium, Common Shares Issued To Employees | $			$ 4,351,000
Management [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period										2,976,781
Director | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period										878,150
Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Share based compensation arrangement shares vesting percentage									50.00%		50.00%	50.00%